United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 12/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2011

Federated Inflation-Protected Securities Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 5.75%. The Barclays Capital U.S. Treasury Inflation-Protected Securities Index (BCTIPS),¹ the Fund's broad-based securities market index, returned 13.56% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCTIPS.

MARKET OVERVIEW

During 2011, interest rates declined, particularly for intermediate and longer maturities. Five-year Treasury rates fell from 2.01% to 0.83%, 10-year rates fell from 3.29% to 1.88% and 30-year rates fell from 4.33% to 2.89%. The primary reasons for the drop in rates were fears that the European sovereign debt crisis would derail the U.S. economic recovery, continued deleveraging by consumers and investor aversion towards riskier asset classes such as stocks and high-yield bonds (despite strong corporate profitability and low default rates). In addition, the Federal Reserve's (the “Fed”) promise to keep the overnight federal funds target rate between 0.00% and 0.25% until at least the middle of 2013 helped to anchor market interest rates further out on the yield curve. Finally, the Fed's “Operation Twist,” in which the Fed sells short government bonds and buys government bonds with longer maturities, also helped to lower longer-term interest rates.

Treasury Inflation-Protected Securities (TIPS) outperformed nominal Treasuries in 2011. TIPS were supported by higher home rental rates (which make up a significant portion of the Consumer Price Index), rising oil prices and comments from some members of the Federal Open Market Committee that inflation should be allowed to move above the Fed's perceived 2% ceiling to give the Fed sufficient latitude to focus on its other mandate of full employment.

Fund Performance

The Fund's underperformance relative to the BCTIPS in 2011 was due to the Fund's strategy to maintain significantly less interest rate sensitivity (referred to as duration)2 than the BCTIPS. Recognizing that the long duration of the Fund's benchmark could hurt returns in a rising rate environment, even one in which inflation accruals are rising, the Fund adopted a conservative approach to interest rate risk in order to preserve investor capital in rising rate environments.3 For most of 2011, interest rates fell, as noted above, resulting in underperformance versus the BCTIPS but nonetheless a positive return for shareholders.

1	The BCTIPS is a composite that tracks the broad Treasury inflation-protected securities market. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Core Fund (the “Fund”) from October 18, 2006 (start of performance) to December 31, 2011, compared to the Barclays Capital U.S. Treasury Inflation-Protected Securities Index (BCTIPS).2

Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	5.75%
5 Years	6.07%
Start of Performance*	5.85%
*	The Fund's start of performance date was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCTIPS has been adjusted to reflect reinvestment of dividends on securities in an index.
2	The BCTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.5%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3,4]	0.0%
Other Assets and Liabilities — Net[5]	0.9%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

December 31, 2011

Principal Amount			Value
		U.S. TREASURY – 99.5%
		Treasury Securities – 99.5%
$7,133,676		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,593,850
5,133,915		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,319,128
2,933,392		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	3,942,777
4,444,699		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	5,658,831
1,025,850		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	1,070,450
3,803,115		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	3,870,264
753,503		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	806,630
1,390,935		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	1,458,960
3,634,015		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,114,670
1,365,091		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,547,139
1,570,680		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,789,962
2,485,978		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,834,598
986,304		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,032,344
1,325,625		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,563,409
4,289,145		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,546,494
2,402,540	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,590,426
5,277,348		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	6,131,412
1,655,198		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,972,272
		TOTAL U.S. TREASURY (IDENTIFIED COST $53,166,130)	59,843,616
		REPURCHASE AGREEMENT – 0.0%
27,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473. (AT COST)	27,000
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $53,193,130)[2]	59,870,616
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[3]	300,369
		TOTAL NET ASSETS — 100%	$60,170,985

At December 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[4] U.S. Treasury Note 2 Year Long Futures	80	$17,643,750	March 2012	$13,510
[4] U.S. Treasury Bond 30 Year Short Futures	90	$13,033,125	March 2012	$(127,536)
[4] U.S. Treasury Note 10 Year Short Futures	120	$15,735,000	March 2012	$(148,480)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(262,506)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	The cost of investments for federal tax purposes amounts to $53,212,940.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$59,843,616	$ —	$59,843,616
Repurchase Agreement	—	27,000	—	27,000
TOTAL SECURITIES	$ —	$59,870,616	$ —	$59,870,616
OTHER FINANCIAL INSTRUMENTS*	$(262,506)	$ —	$ —	$(262,506)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.86	$10.78	$9.99	$10.60	$10.00
Income From Investment Operations:
Net investment income	0.46	0.26[1]	0.22	0.50	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	0.05	0.74	(0.46)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.31	0.96	0.04	1.19
Less Distributions:
Distributions from net investment income	(0.46)	(0.23)	(0.17)	(0.54)	(0.58)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	(0.01)
Return of capital[2]	—	—	—	(0.09)[1]	—
TOTAL DISTRIBUTIONS	(0.46)	(0.23)	(0.17)	(0.65)	(0.59)
Net Asset Value, End of Period	$11.02	$10.86	$10.78	$9.99	$10.60
Total Return[3]	5.75%	2.89%	9.69%	0.14%	12.34%
Ratios to Average Net Assets:
Net expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.16%	2.39%	2.21%	4.14%	5.68%
Expense waiver/reimbursement[4]	0.37%	0.50%	1.04%	1.96%	7.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,171	$62,420	$28,758	$17,241	$6,508
Portfolio turnover	11%	52%	19%	129%	29%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

December 31, 2011

Assets:
Total investments in securities, at value (identified cost $53,193,130)		$59,870,616
Income receivable		406,749
TOTAL ASSETS		60,277,365
Liabilities:
Bank overdraft	$12,885
Payable for daily variation margin	55,625
Payable to adviser (Note 5)	1,458
Payable for Directors'/Trustees' fees	448
Payable for auditing fees	24,550
Payable for portfolio accounting fees	7,170
Accrued expenses	4,244
TOTAL LIABILITIES		106,380
Net assets for 5,460,197 shares outstanding		$60,170,985
Net Assets Consist of:
Paid-in capital		$58,353,050
Net unrealized appreciation of investments and futures contracts		6,414,980
Accumulated net realized loss on investments and futures contracts		(4,638,707)
Undistributed net investment income		41,662
TOTAL NET ASSETS		$60,170,985
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$60,170,985 ÷ 5,460,197 shares outstanding, no par value, unlimited shares authorized		$11.02

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2011

Investment Income:
Interest (net of TIPS deflation adjustment, if any)			$2,584,342
Dividends received from an affiliated holding (Note 5)			34
TOTAL INCOME			2,584,376
Expenses:
Administrative fee (Note 5)		$150,000
Custodian fees		5,585
Transfer and dividend disbursing agent fees and expenses		13,300
Directors'/Trustees' fees		3,028
Auditing fees		24,574
Legal fees		6,842
Portfolio accounting fees		43,145
Printing and postage		8,594
Insurance premiums		4,126
Miscellaneous		218
TOTAL EXPENSES		259,412
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(150,000)
Reimbursement of other operating expenses	(75,758)
TOTAL WAIVER AND REIMBURSEMENT		(225,758)
Net expenses			33,654
Net investment income			2,550,722
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			666,684
Net realized loss on futures contracts			(3,519,530)
Net change in unrealized appreciation of investments			4,808,924
Net change in unrealized appreciation of futures contracts			(1,071,828)
Net realized and unrealized gain on investments and futures contracts			884,250
Change in net assets resulting from operations			$3,434,972

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,550,722	$1,112,503
Net realized loss on investments and futures contracts	(2,852,846)	(599,842)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,737,096	736,670
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,434,972	1,249,331
Distributions to Shareholders:
Distributions from net investment income	(2,536,449)	(1,110,764)
Share Transactions:
Proceeds from sale of shares	10,200,000	33,800,000
Net asset value of shares issued to shareholders in payment of distributions declared	2,589	73,348
Cost of shares redeemed	(13,350,000)	(350,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,147,411)	33,523,348
Change in net assets	(2,248,888)	33,661,915
Net Assets:
Beginning of period	62,419,873	28,757,958
End of period (including undistributed net investment income of $41,662 and $27,389, respectively)	$60,170,985	$62,419,873

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2011

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $2,714,135 and $30,814,868, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$262,506*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,519,530)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,071,828)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	916,683	3,107,763
Shares issued to shareholders in payment of distributions declared	236	6,796
Shares redeemed	(1,205,828)	(32,130)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(288,909)	3,082,429

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$2,536,449	$1,110,764

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$41,662
Net unrealized appreciation	$6,657,676
Capital loss carryforwards and deferrals	$(4,881,403)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2011, the cost of investments for federal tax purposes was $53,212,940. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $6,657,676. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,659,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,060.

At December 31, 2011, the Fund had a capital loss carryforward of $4,138,615 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$1,467,359	$1,714,527	$3,181,886
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2011, for federal income tax purposes, post October losses of $742,788 were deferred to January 1, 2012.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2011, the Adviser voluntarily reimbursed $75,758 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, FAS waived its entire fee of $150,000.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2011, were as follows:

Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2010	1,606,375
Purchases/Additions	5,882,586
Sales/Reductions	7,488,961
Balance of Shares Held 12/31/2011	—
Value	$ —
Dividend Income	$34

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

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8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report
14

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF Federated Inflation-Protected Securities Core Fund:

We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,023.80	$0.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.95	$0.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003	Principal Occupations: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997 . Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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19

Evaluation and Approval of Advisory Contract – May 2011

federated inflation-protected securities core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Inflation-Protected Securities Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31409N507

36191 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited) – Federated Mortgage Core Portfolio

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 5.45%. The Barclays Capital Mortgage-Backed Securities Index (BCMBS),1 the Fund's broad-based securities market index, returned 6.23%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the BCMBS.

Sector allocation and duration were the most significant factors affecting Fund performance relative to the BCMBS.

MARKET OVERVIEW

Political upheaval, government debt and European financial system concerns dominated headlines during the year. Waves of unrest swept the Middle East in the “Arab Spring,” leading to the fall of numerous political leaders and their governments. European leaders came under pressure as well due to unsustainable levels of debt and the strains on government finances and the European financial system.

As the risk of selected European defaults rose along with debt levels, implications for European banks, large holders of sovereign debt, became worrisome. The need to maintain proper bank capitalization along with a stable financial system became the focus for numerous government leader summits and meetings in an attempt to forge a restructuring plan. As a resolution remained elusive, yields rose as investors demanded greater compensation for potential default risk, raising costs for select eurozone governments. For investors, the demand for risk declined, instead favoring government bonds, most notably U.S. Treasuries. Consequently, Treasury demand remained robust despite Standard & Poor's downgrade of long-term U.S. government debt in August.

Central banks were quite active, led by the European Central Bank (ECB) and the Federal Reserve (the “Fed”), which acted to increase liquidity and support growth. The ECB purchased sovereign debt in an attempt to reduce finance costs; however, market pressure on severely indebted nations was significant, most notably for Greece, Spain, Italy and Portugal. Additionally, the ECB initiated a three-year financing program for European financial institutions, offering low-cost loans intended to increase liquidity.

The Fed commenced “Operation Twist” which entails the sale of shorter maturity Treasuries in favor of buying longer maturity issues. Combined with the purchase of agency mortgage-backed securities (MBS) with paydowns from the Fed's MBS portfolio, these programs were devised to support housing and reduce interest rates. In this environment, investors preferred the safety of government debt over other fixed-income securities offering greater yield despite signs of improving U.S. economic growth in the latter portion of the reporting period. The two-year and ten-year Treasury yields decreased 35 and 141 basis points to 0.24% and 1.88%, respectively.

SECTOR ALLOCATION

Virtually all holdings consisted of MBS issued by Freddie Mac, Fannie Mae and Ginnie Mae.2 Our allocation within that universe favored Fannie Mae and Freddie Mac MBS with an underweight to Ginnie Maes. Financial institution demand for Ginnie Maes remained strong due in part to the full faith and credit guarantee of the U.S. government and the favorable risk-based capital treatment. Such demand propelled Ginnie Mae valuations to historically high levels. The underweight proved detrimental as Ginnie Mae MBS outperformed their conventional counterparts by nearly 200 basis points. Therefore, sector allocation acted as a significant drag on Fund performance.

DURATION3

Duration was below the BCMBS for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, as highlighted above, the Fund's capital gains lagged, thus negatively contributing to Fund performance.

1	The BCMBS is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged, and it is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio (the “Fund”) from December 31, 2001 to December 31, 2011, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS).2

Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	5.45%
5 Year	5.87%
10 Years	5.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMBS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanged, and unlike the Fund, is not affected by cash flows. It is not possble to invest directly in an index.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited) – Federated Mortgage Core Portfolio

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	100.1%
Non-Agency Mortgage-Backed Securities	2.2%
Cash Equivalents[2]	0.9%
Repurchase Agreements — Collateral[3]	15.0%
Other Assets and Liabilities — Net[4]	(18.2)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral or Dollar-Roll Collateral.
3	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments – Federated Mortgage Core Portfolio

December 31, 2011

Principal Amount			Value
		Collateralized Mortgage Obligations – 5.7%
		Federal Home Loan Mortgage Corporation – 2.0%
$12,000,589	[1]	REMIC 3144 FB, 0.628%, 4/15/2036	11,980,291
6,426,723	[1]	REMIC 3160 FD, 0.608%, 5/15/2036	6,411,925
2,997,461	[1]	REMIC 3175 FE, 0.588%, 6/15/2036	2,988,438
14,651,309	[1]	REMIC 3179 FP, 0.658%, 7/15/2036	14,641,894
1,700,492	[1]	REMIC 3206 FE, 0.678%, 8/15/2036	1,701,216
8,325,491	[1]	REMIC 3260 PF, 0.578%, 1/15/2037	8,327,698
4,608,027	[1]	REMIC 3296 YF, 0.678%, 3/15/2037	4,593,104
13,780,000		REMIC K704 A2, 2.412%, 8/25/2018	13,979,166
		TOTAL	64,623,732
		Federal National Mortgage Association – 1.5%
1,255,661	[1]	REMIC 2005-63 FC, 0.544%, 10/25/2031	1,248,335
8,422,077	[1]	REMIC 2006-104 FY, 0.634%, 11/25/2036	8,411,814
11,376,710	[1]	REMIC 2006-115 EF, 0.654%, 12/25/2036	11,368,266
2,645,132	[1]	REMIC 2006-43 FL, 0.694%, 6/25/2036	2,646,743
4,581,511	[1]	REMIC 2006-58 FP, 0.594%, 7/25/2036	4,569,513
9,045,463	[1]	REMIC 2006-81 FB, 0.644%, 9/25/2036	9,035,775
8,648,390	[1]	REMIC 2006-85 PF, 0.674%, 9/25/2036	8,636,582
		TOTAL	45,917,028
		Non-Agency Mortgage – 2.2%
3,221,004		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	3,163,775
4,590,399		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,099,754
8,245,906		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	7,317,350
3,254,856		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,640,061
7,777,750		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	6,872,105
2,895,115		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,188,180
12,389,098		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	12,381,077
23,311,209		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	23,614,255
9,966,345		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,450,744
		TOTAL	70,727,301
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $185,319,536)	181,268,061
		Mortgage-Backed Securities – 95.6%
		Federal Home Loan Mortgage Corporation – 37.7%
86,333,613	[2]	3.500%, 8/1/2025 - 1/1/2042	89,898,025
162,560,950		4.000%, 2/1/2020 - 12/1/2040	170,629,866
421,773,807		4.500%, 6/1/2019 - 1/1/2042	447,274,860
282,721,196		5.000%, 7/1/2019 - 1/1/2042	303,970,231
133,897,966		5.500%, 3/1/2021 - 1/1/2042	145,192,809
17,337,171		6.000%, 5/1/2014 - 1/1/2042	19,030,236
13,359,439		6.500%, 7/1/2014 - 4/1/2038	14,799,571
1,907,894		7.000%, 1/1/2012 - 9/1/2037	2,154,271
478,482		7.500%, 12/1/2022 - 5/1/2031	557,704
460,891		8.000%, 3/1/2030 - 3/1/2031	549,266
9,829		8.500%, 9/1/2025	11,696
1,208		9.000%, 5/1/2017	1,208
888		9.500%, 4/1/2021	1,027
		TOTAL	1,194,070,770
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4

Principal Amount			Value
		Federal National Mortgage Association – 44.8%
$35,000,000		3.000%, 1/1/2027	36,147,682
96,982,383	[2]	3.500%, 9/1/2025 - 1/1/2042	101,059,426
308,507,283	[2]	4.000%, 7/1/2025 - 1/1/2042	324,650,795
219,895,653	[2]	4.500%, 12/1/2019 - 1/1/2042	233,899,560
280,547,052	[2]	5.000%, 5/1/2023 - 1/1/2042	303,074,336
259,983,399		5.500%, 9/1/2014 - 1/1/2042	283,078,837
97,579,735	[2]	6.000%, 12/1/2013 - 1/1/2042	107,453,363
17,669,987		6.500%, 8/1/2014 - 10/1/2038	19,687,100
6,665,575		7.000%, 3/1/2012 - 6/1/2037	7,511,148
543,801		7.500%, 4/1/2015 - 6/1/2033	635,695
180,325		8.000%, 7/1/2023 - 3/1/2031	213,136
5,505		9.000%, 11/1/2021 - 6/1/2025	6,342
		TOTAL	1,417,417,420
		Government National Mortgage Association – 13.1%
4,991,101		3.500%, 11/20/2041	5,204,806
98,414,551	[2]	4.000%, 7/20/2040 - 1/20/2042	105,588,465
128,198,422	[2]	4.500%, 2/15/2039 - 1/20/2042	139,824,628
120,786,433	[2]	5.000%, 1/15/2039 - 1/15/2042	133,806,238
15,448,274		5.500%, 12/15/2038 - 2/15/2039	17,309,778
8,031,267		6.000%, 10/15/2028 - 3/15/2040	9,086,590
771,854		6.500%, 10/15/2028 - 2/15/2032	882,356
942,592		7.000%, 11/15/2027 - 12/15/2031	1,080,758
405,911		7.500%, 4/15/2029 - 1/15/2031	474,573
488,005		8.000%, 1/15/2022 - 11/15/2030	572,454
47,239		8.500%, 3/15/2022 - 9/15/2029	55,347
1,741		9.500%, 10/15/2020	2,054
99,689		12.000%, 4/15/2015 - 6/15/2015	109,568
		TOTAL	413,997,615
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,936,276,272)	3,025,485,805
		Adjustable Rate Mortgages – 1.0%
		Federal Home Loan Mortgage Corporation ARM – 0.5%
14,361,647		Federal Home Loan Mortgage Corp. ARM, 2.090%, 7/1/2034	15,000,813
		Federal National Mortgage Association ARM – 0.5%
15,346,967		Federal National Mortgage Association ARM, 2.830%, 8/1/2035	16,344,520
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $31,313,766)	31,345,333
		Repurchase Agreements – 15.9%
293,977,000	[1]	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	293,977,000
54,174,000	[1,3]	Interest in $82,383,000 joint repurchase agreement 0.05%, dated 12/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $82,387,005 on 1/23/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $84,740,414.	54,174,000
22,170,000	[3]	Interest in $22,170,000 joint repurchase agreement 0.11%, dated 12/15/2011 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $22,172,303 on 1/18/2012. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2031 and the market value of that underlying security was $22,876,521.	22,170,000
Annual Shareholder Report
5

Principal Amount			Value
$134,569,000	[1,3]	Interest in $158,580,000 joint repurchase agreement 0.06%, dated 12/12/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $158,588,193 on 1/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $162,724,728.	134,569,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	504,890,000
		TOTAL INVESTMENTS — 118.2% (IDENTIFIED COST $3,657,799,574)[4]	3,742,989,199
		OTHER ASSETS AND LIABILITIES - NET — (18.2)%[5]	(577,187,211)
		TOTAL NET ASSETS — 100%	$3,165,801,988
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	The cost of investments for federal tax purposes amounts to $3,643,995,980.
5	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
6

Financial Highlights – Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.06	$10.05	$9.89	$9.93	$9.88
Income From Investment Operations:
Net investment income	0.33[1]	0.44[1]	0.53	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.21	0.06	0.16	(0.04)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.54	0.50	0.69	0.51	0.62
Less Distributions:
Distributions from net investment income	(0.40)	(0.49)	(0.53)	(0.55)	(0.57)
Net Asset Value, End of Period	$10.20	$10.06	$10.05	$9.89	$9.93
Total Return[2]	5.45%	5.04%	7.09%	5.28%	6.48%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.02%
Net investment income	3.25%	4.37%	4.86%	5.22%	5.66%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,165,802	$1,959,812	$2,034,884	$1,918,613	$1,879,760
Portfolio turnover	226%	176%	156%	186%	285%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	52%	60%	50%	43%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
7

Statement of Assets and Liabilities – Federated Mortgage Core Portfolio

December 31, 2011

Assets:
Short-term investments in securities, at value	$504,890,000
Long-term investments in securities, at value	3,238,099,199
Total investments in securities, at value (identified cost $3,657,799,574)		$3,742,989,199
Cash		766
Income receivable		10,442,626
Receivable for investments sold		208,915,221
Receivable for shares sold		100,000
Other receivables		267,647
TOTAL ASSETS		3,962,715,459
Liabilities:
Payable to adviser (Note 5)	1,221
Payable for investments purchased	789,114,917
Payable for shares redeemed	270,000
Income distribution payable	7,433,463
Accrued expenses	93,870
TOTAL LIABILITIES		796,913,471
Net assets for 310,354,438 shares outstanding		$3,165,801,988
Net Assets Consist of:
Paid-in capital		$3,108,447,547
Net unrealized appreciation of investments		84,440,085
Accumulated net realized loss on investments and futures contracts		(27,438,316)
Undistributed net investment income		352,672
TOTAL NET ASSETS		$3,165,801,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,165,801,988 ÷ 310,354,438 shares outstanding, no par value, unlimited shares authorized		$10.20

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
8

Statement of Operations – Federated Mortgage Core Portfolio

Year Ended December 31, 2011

Investment Income:
Interest			$77,968,625
Expenses:
Administrative fee (Note 5)		$1,870,894
Custodian fees		103,086
Transfer and dividend disbursing agent fees and expenses		14,436
Directors'/Trustees' fees		14,708
Auditing fees		26,424
Legal fees		6,835
Portfolio accounting fees		224,571
Printing and postage		9,081
Insurance premiums		6,861
Miscellaneous		5,132
TOTAL EXPENSES		2,282,028
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,870,894)
Reimbursement of other operating expenses	(411,134)
TOTAL WAIVER AND REIMBURSEMENT		(2,282,028)
Net expenses			—
Net investment income			77,968,625
Realized and Unrealized Gain on Investments:
Net realized gain on investments			31,889,919
Net change in unrealized appreciation of investments			24,516,264
Net realized and unrealized gain on investments			56,406,183
Change in net assets resulting from operations			$134,374,808

See Notes which are an integral part of the Financial Statements

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9

Statement of Changes in Net Assets – Federated Mortgage Core Portfolio

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$77,968,625	$74,657,588
Net realized gain on investments	31,889,919	8,793,513
Net change in unrealized appreciation/depreciation of investments	24,516,264	(2,346,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	134,374,808	81,104,263
Distributions to Shareholders:
Distributions from net investment income	(93,323,414)	(82,066,785)
Share Transactions:
Proceeds from sale of shares	1,336,805,144	656,774,935
Net asset value of shares issued to shareholders in payment of distributions declared	10,532,038	17,784,906
Cost of shares redeemed	(182,398,976)	(748,668,620)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,164,938,206	(74,108,779)
Change in net assets	1,205,989,600	(75,071,301)
Net Assets:
Beginning of period	1,959,812,388	2,034,883,689
End of period (including undistributed net investment income of $352,672 and $189,657, respectively)	$3,165,801,988	$1,959,812,388

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
10

Notes to Financial Statements – Federated Mortgage Core Portfolio

December 31, 2011

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

11

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	132,500,999	64,569,656
Shares issued to shareholders in payment of distributions declared	1,040,560	1,750,794
Shares redeemed	(18,079,376)	(73,987,780)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	115,462,183	(7,667,330)
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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$15,517,804	$(15,517,804)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$93,323,414	$82,066,785

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$352,672
Net unrealized appreciation	$98,993,219
Capital loss carryforwards	$(41,991,450)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.

At December 31, 2011, the cost of investments for federal tax purposes was $3,643,995,980. The net unrealized appreciation of investments for federal tax purposes was $98,993,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,880,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,887,210.

At December 31, 2011, the Fund had a capital loss carryforward of $41,991,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2013	$1,956,693	N/A	$1,956,693
2014	$18,701,202	N/A	$18,701,202
2015	$6,318,825	N/A	$6,318,825
2017	$15,014,730	N/A	$15,014,730

The Fund used capital loss carryforwards of $1,334,704 to offset taxable capital gains realized during the year ended December 31, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2011, the Adviser voluntarily reimbursed $411,134 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, FAS waived its entire fee of $1,870,894.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2011, were as follows:

Purchases	$79,117,042
Sales	$64,226,991

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2012

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Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,026.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
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Board of Trustee and Trust Officers

The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2011

Federated Mortgage core portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Core Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31409N200

30129 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
December 31, 2011

High Yield Bond Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited) – High Yield Bond Portfolio

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 6.04%. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 the Fund's broad-based securities market index, was 4.96% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

MARKET OVERVIEW

The high-yield market endured significant month-to-month volatility over the reporting period. Two major uncertainty factors drove the volatility. First, there was substantial uncertainty regarding the strength of the U.S. economy. While the reporting period started and ended with some optimism that a path of slow but sustainable economic growth was the most likely outcome, the middle part of the period was characterized by concerns of faltering growth and a potential “double-dip” recession. Second, considerable uncertainty was generated by government debt concerns in the euro zone. At the beginning of the reporting period, these concerns were focused mainly on Greece and Portugal. However, by the end of the reporting period, concerns had spread to Italy, Spain and France, along with concerns about slow economic growth for the euro zone as a whole due to fiscal austerity plans in many countries. Despite these macro uncertainties, the one constant from a high-yield perspective was the overall strength in corporate credit conditions. Strong earnings, large cash balances, solid balance sheets and a desire to reduce overall financial risk characterized corporate credit markets. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report (New York University) was 0.66% for the first nine months of 2011 after totaling just 1.13% for all of 2010. Both of these rates are well below the 3.56% average annual default rate between 1978 and 2010. However, the overall macro concerns tended to offset the positive of corporate credit conditions, as shown by a widening in the yield spread between high-yield bonds and U.S. Treasury securities — according to the Credit Suisse High Yield Bond Index,2 the spread increased from 571 basis points on December 31, 2010, to 728 basis points on December 31, 2011.

Within the high-yield market,3 major industry sectors that substantially outperformed the overall BCHY2%ICI included: Media – Cable, Natural Gas Utilities, Food & Beverage, Energy and Lodging. Major industry sectors that substantially underperformed the overall BCHY2%ICI included: Home Construction, Transportation, Wireless Communications, Consumer Products and Industrial – Other. From a ratings quality perspective, the higher-quality, more interest rate sensitive “BB” rated sector led the way with a total return of 6.81%, followed by the “B” rated sector at 5.41% and the lower-quality “CCC” rated sector well behind at 1.18%, during this period.

Fund Performance

The Fund outperformed the BCHY2%ICI for the reporting period. The main reason for the Fund's outperformance was outstanding security selection which more than offset an overweight position, relative to the BCHY2%ICI, in the poor performing “CCC” rated quality sector and an underweight position in the strong performing “BB” rated quality sector. Security selection was particularly strong in the Gaming, Paper, Services, Technology, Transportation and Wireless Telecommunication sectors. Strong security selection in the Consumer Products and Media – Non Cable sectors more than offset overweight positions in these weak performing industry sectors, while strong security selection in the Energy sector more than offset an underweight position in this strong performing industry sector. The Fund had an underweight position, relative to the BCHY2%ICI, in the weak performing Home Construction sector which also aided Fund performance. Specific Fund holdings that substantially outperformed the BCHY2%ICI included: Petrohawk, Universal City Development, Diversey Inc., Nalco, Sealed Air, Brigham Exploration and Macy's.

The Fund's performance was negatively affected by poor security selection in the Automotive and Electric Utility sectors. Also, an overweight position, relative to the BCHY2%ICI, in the poor performing Industrial – Other sector and an underweight position in the strong performing Wireline and Electric Utility sectors hindered performance. Specific Fund holdings that substantially underperformed the BCHY2%ICI included: Aquilex Holdings, Texas Competitive Electric, American Standard, ATP Oil and Gas, Momentive Performance Materials, Exide Technologies and Houghton Mifflin.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclay's Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio (the “Fund”) from December 31, 2001 to December 31, 2011, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI).2

Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	6.04%
5 Years	8.15%
10 Years	9.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) – High Yield Bond Portfolio

At December 31, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	11.9%
Health Care	9.8%
Media — Non-Cable	7.9%
Automotive	6.4%
Energy	6.4%
Financial Institutions	6.1%
Retailers	4.6%
Gaming	4.4%
Food & Beverage	4.3%
Consumer Products	4.1%
Industrial — Other	4.0%
Packaging	3.9%
Chemicals	3.6%
Wireless Communications	3.4%
Other[2]	16.6%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	1.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments – High Yield Bond Portfolio

December 31, 2011

Principal Amount or Shares			Value
		Corporate Bonds – 97.1%
		Aerospace/Defense – 1.4%
$1,750,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	1,802,500
2,550,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	2,307,750
3,150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,772,000
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,996,313
2,013,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,164,635
2,975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	3,183,250
11,500,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	12,420,000
		TOTAL	26,646,448
		Automotive – 6.3%
3,700,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,681,500
2,600,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,834,000
4,025,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,964,625
1,475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	1,452,875
556,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	606,040
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	3,496,500
3,650,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	3,358,000
7,300,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	6,679,500
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,152,437
700,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	710,500
750,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	772,500
9,525,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	7,381,875
2,450,000		Ford Motor Credit Co., 5.875%, 8/2/2021	2,557,151
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,471,632
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,124,750
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,859,116
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	6,104,549
10,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	11,600,909
4,675,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	5,518,655
8,025,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,222,500
700,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	670,250
3,850,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	3,638,250
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	884,000
958,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,023,863
6,375,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	6,167,812
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,021,250
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,480,500
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	452,625
4,399,000		Tomkins LLC/Tomkins Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	4,899,386
3,175,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,206,750
8,200,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	7,995,000
		TOTAL	117,989,300
		Building Materials – 2.0%
700,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	420,000
4,775,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	4,190,062
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,973,438
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	2,305,625
Annual Shareholder Report

Principal Amount or Shares			Value
$2,700,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	2,808,000
4,450,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	4,383,250
9,150,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,578,125
3,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	2,928,937
5,925,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	5,036,250
5,475,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,797,469
		TOTAL	37,421,156
		Chemicals – 3.6%
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,224,375
5,575,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	5,630,750
6,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	6,126,250
4,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,423,750
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,796,500
3,900,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	4,153,500
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,514,500
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,715,750
4,925,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	3,767,625
350,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	399,000
4,375,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	5,064,062
5,850,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	5,089,500
4,575,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	4,597,875
6,875,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,545,312
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,502,188
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,302,813
		TOTAL	67,853,750
		Construction Machinery – 0.9%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,017,500
2,373,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	2,450,123
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	3,969,375
1,575,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,842,750
7,800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,644,000
		TOTAL	16,923,748
		Consumer Products – 4.1%
3,825,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	3,767,625
5,425,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	5,940,375
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,946,000
1,850,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,007,250
3,032,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	3,259,400
4,350,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,480,500
2,059,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,259,752
12,075,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	12,014,625
8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	8,896,562
350,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	384,563
2,025,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	2,224,969
9,420,770		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	10,292,191
13,725,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	12,627,000
		TOTAL	77,100,812
		Energy – 6.4%
7,725,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	5,117,812
Annual Shareholder Report

Principal Amount or Shares			Value
$6,675,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,725,062
1,075,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,088,438
950,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	964,250
6,275,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	5,678,875
6,700,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	7,537,500
1,700,000	[1,2]	Carrizo Oil & Gas, Inc., Company Guarantee, 8.625%, 10/15/2018	1,717,000
975,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	1,014,000
6,575,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	7,133,875
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,397,500
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,703,125
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,528,813
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,898,750
2,375,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,315,625
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,926,937
4,100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	4,284,500
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,631,750
3,825,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	4,126,219
2,175,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,207,625
1,625,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	1,706,250
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,439,750
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,404,395
3,925,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	3,728,750
1,525,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	1,563,125
1,900,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	2,071,000
5,600,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	5,264,000
3,875,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	4,049,375
4,725,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	5,150,250
5,925,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,969,437
2,700,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,841,750
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,130,000
1,825,000	[1,2]	SM Energy Co., Sr. Unsecd. Note, Series 144A, 6.50%, 11/15/2021	1,888,875
1,775,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,814,938
1,425,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	1,499,813
5,450,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	5,668,000
		TOTAL	121,187,364
		Entertainment – 1.2%
7,850,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	8,576,125
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,729,438
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	822,000
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,909,625
		TOTAL	22,037,188
		Financial Institutions – 5.9%
3,800,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	3,852,250
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,478,350
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	3,647,625
12,275,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	12,980,813
4,575,000		Ally Financial, Inc., Company Guarantee, Series UNRE, 7.00%, 2/1/2012	4,597,875
3,375,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	3,268,968
Annual Shareholder Report

Principal Amount or Shares			Value
$2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,236,000
38,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	38,100,000
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,137,519
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,132,941
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,113,750
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,423,625
16,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	16,649,062
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,066,000
14,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	14,089,687
		TOTAL	110,774,465
		Food & Beverage – 4.3%
7,125,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	7,374,375
9,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	9,450,250
4,625,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	4,937,188
925,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	1,031,375
9,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	8,957,312
6,675,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	7,142,250
6,600,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	6,369,000
12,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	13,060,125
7,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	7,682,812
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,958,500
2,000,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	2,200,000
8,700,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	8,460,750
		TOTAL	81,623,937
		Gaming – 4.4%
5,822,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	5,952,995
3,725,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,855,375
8,700,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	8,830,500
10,450,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	11,142,312
8,400,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	7,812,000
14,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	13,667,500
800,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	916,000
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,112,500
5,925,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	6,236,063
3,550,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,780,750
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,311,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	4,059,000
4,785,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,669,155
3,075,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	3,213,375
6,025,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	6,205,750
		TOTAL	82,764,275
		Health Care – 9.8%
6,725,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	6,825,875
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,785,625
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,593,750
15,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	16,568,000
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,300,250
3,375,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	2,607,187
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,428,063
Annual Shareholder Report

Principal Amount or Shares			Value
$10,300,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	10,325,750
4,750,000	[1,2]	ExamWorks Group Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	4,322,500
5,425,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,723,375
5,850,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	5,981,625
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,544,750
1,825,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,898,000
24,525,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	25,138,125
7,625,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	6,690,937
5,575,000	[1,2]	Inventiv Health Inc., Sr. Note, Series 144a, 10.00%, 8/15/2018	5,129,000
7,300,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	7,701,500
6,050,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	5,944,125
10,450,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	10,920,250
5,000,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	5,393,750
8,700,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	8,787,000
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	1,610,813
8,675,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	8,805,125
13,138,906		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	13,631,615
10,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	10,324,125
		TOTAL	184,981,115
		Industrial - Other – 4.0%
4,350,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	4,502,250
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,103,375
1,925,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	1,852,813
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,072,500
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,893,281
5,700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	5,757,000
4,150,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	3,921,750
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,493,687
4,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,745,125
8,225,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	7,710,937
5,050,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,570,250
4,000,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,365,000
4,275,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,911,625
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,774,500
2,825,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,121,625
6,350,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,318,250
785,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	849,763
		TOTAL	74,963,731
		Lodging – 0.2%
3,700,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	3,792,500
		Media - Cable – 1.2%
1,325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	1,411,125
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,351,500
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,235,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,419,406
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	880,000
4,450,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	4,661,375
2,725,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	3,126,938
Annual Shareholder Report

Principal Amount or Shares			Value
$5,750,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	6,483,125
		TOTAL	23,568,469
		Media - Non-Cable – 7.9%
3,050,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	3,332,125
8,950,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	7,585,125
8,325,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	9,032,625
725,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	783,000
7,200,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	7,614,000
6,150,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	5,488,875
6,575,000	[1,2]	Entercom Radio LLC, Sr. Unsecd. Note, Series 144A, 10.50%, 12/1/2019	6,607,875
6,025,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	5,934,625
6,875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	7,536,719
2,750,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	1,691,250
5,200,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	58,500
3,050,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	2,950,875
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,631,250
1,625,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	1,653,438
2,350,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	2,382,312
17,475,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	18,403,359
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,153,500
2,750,000		Lamar Media Corp., Sr. Sub. Note, Series B, 6.625%, 8/15/2015	2,811,875
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,527,625
7,775,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	8,358,125
1,200,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,278,000
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,232,344
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	4,613,649
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,596,500
2,475,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,685,375
4,750,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	3,871,250
8,325,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	8,845,312
4,450,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,895,000
8,523,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	8,608,230
4,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,773,875
		TOTAL	148,936,613
		Metals & Mining – 0.0%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	183
		Packaging – 3.9%
4,950,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	4,925,250
3,025,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,055,250
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,557,750
7,236,444		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	7,055,533
1,575,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,653,750
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,274,719
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,177,250
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,457,500
6,150,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,180,750
4,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	4,607,875
Annual Shareholder Report

Principal Amount or Shares			Value
$4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	4,331,250
3,650,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	3,558,750
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,891,625
3,275,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.75%, 10/15/2016	3,463,312
12,625,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144a, 8.25%, 2/15/2021	11,236,250
8,475,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	9,407,250
		TOTAL	72,834,064
		Paper – 0.9%
2,000,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	2,160,000
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,413,750
750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	783,750
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,120,000
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	935,000
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,926,000
3,470,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,487,350
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,097,125
		TOTAL	17,922,975
		Restaurants – 1.4%
10,890,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	11,747,587
9,125,000	[1,2]	NPC International, Inc., 10.50%, 1/15/2020	9,216,250
6,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 3.046%, 3/15/2014	6,227,500
		TOTAL	27,191,337
		Retailers – 4.6%
6,225,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	6,178,312
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,915,000
8,675,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	7,634,000
1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,472,625
10,850,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	10,388,875
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,961,500
4,825,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	4,897,375
9,775,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	10,532,562
2,275,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,422,875
3,475,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	3,744,313
3,650,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	3,832,500
1,875,000		The Yankee Candle Co., Inc., Sr. Note, Series B, 8.50%, 2/15/2015	1,903,125
10,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	9,898,000
8,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	9,012,500
4,800,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	4,224,000
		TOTAL	87,017,562
		Services – 1.9%
7,875,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,032,500
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,419,750
5,925,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	6,798,937
9,300,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	9,834,750
5,800,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	5,785,500
775,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	786,625
		TOTAL	35,658,062
		Technology – 11.9%
475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	490,438
Annual Shareholder Report

Principal Amount or Shares			Value
$7,475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	7,792,687
7,950,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	6,956,250
7,125,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	7,427,812
2,975,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	3,127,469
2,800,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	2,828,000
11,850,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,998,125
1,500,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,177,500
8,950,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	8,994,750
8,675,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	8,891,875
7,000,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	6,737,500
8,025,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	7,704,000
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,120,625
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,479,250
3,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	3,510,000
4,525,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,914,125
6,675,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	6,992,062
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	7,113,594
8,025,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	7,463,250
7,350,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	7,625,625
5,750,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,325,000
3,650,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,873,563
5,800,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	6,162,500
7,700,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	7,603,750
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	6,870,875
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,655,860
7,875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	5,847,187
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,778,750
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,933,750
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,935,938
1,550,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,596,500
6,125,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	5,971,875
4,350,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	4,415,250
6,550,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	5,993,250
5,875,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	5,992,500
5,425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	5,804,750
1,250,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	1,285,938
9,625,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,022,031
8,475,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	8,983,500
1,800,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	1,937,250
		TOTAL	225,334,954
		Transportation – 1.0%
5,850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	5,835,375
4,525,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	4,706,000
4,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,130,750
1,500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,575,000
474,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	478,740
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,316,344
		TOTAL	18,042,209
Annual Shareholder Report

Principal Amount or Shares			Value
		Utility - Electric – 1.6%
$9,825,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	10,561,875
2,075,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,525,125
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	786,000
1,082,908	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	1,066,127
1,025,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	1,009,625
1,775,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	1,739,500
10,200,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,251,000
3,975,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series A, 10.25%, 11/1/2015	1,431,000
3,025,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	2,582,594
		TOTAL	30,952,846
		Utility - Natural Gas – 2.4%
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	10,042,125
10,450,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	11,468,875
1,900,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,681,500
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,568,750
7,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	7,196,250
1,125,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,243,125
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,563,562
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,041,938
		TOTAL	44,806,125
		Wireless Communications – 3.4%
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,192,625
3,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,909,375
3,125,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,171,875
8,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	8,142,750
2,425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2,388,625
6,475,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,054,125
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,603,125
5,600,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	5,152,000
925,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	664,844
18,850,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	15,598,375
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	7,683,250
1,800,000	[1,2]	Sprint Capital Corp., Note, 11.50%, 11/15/2021	1,786,500
3,650,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,047,750
		TOTAL	64,395,219
		Wireline Communications – 0.5%
3,775,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	3,727,813
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	775,750
4,900,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	5,273,625
		TOTAL	9,777,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,797,002,491)	1,832,497,595
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
51,301	[3]	General Motors Co.	1,039,871
12,700,000	[1,3]	General Motors Co. Escrow Shares	190,500
		TOTAL	1,230,371
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0
Annual Shareholder Report

Principal Amount or Shares			Value
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,441,659)	1,230,371
		PREFERRED STOCK – 0.2%
		Financial Institutions – 0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	3,082,697
		WARRANTS – 0.0%
		Automotive – 0.0%
46,637	[3]	General Motors Co., Warrants	547,052
46,637	[3]	General Motors Co., Warrants	364,702
		TOTAL WARRANTS (IDENTIFIED COST $5,097,581)	911,754
		MUTUAL FUND – 0.9%
16,682,856	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	16,682,856
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $1,826,577,577)[8]	1,854,405,273
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[9]	32,093,933
		TOTAL NET ASSETS — 100%	$1,886,499,206
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $563,498,881, which represented 29.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $559,050,254, which represented 29.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,816,343,426.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,832,497,412	$183	$1,832,497,595
Equity Securities:
Common Stock
Domestic	1,230,371	—	0	1,230,371
International	—	—	0	0
Preferred Stock
Domestic	—	3,082,697	—	3,082,697
Warrants	911,754	—	—	911,754
Mutual Fund	16,682,856	—	—	16,682,856
TOTAL SECURITIES	$18,824,981	$1,835,580,109	$183	$1,854,405,273

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity- Domestic Securities	Investments in Equity- International Securities
Balance as of January 1, 2011	$0	$0	$1,360
Change in unrealized appreciation/depreciation	(11,782)	—	(1,360)
(Sales)	(2,083)	—	—
Transfers in and/or out of Level 3	14,048[1]	—	—
Balance as of December 31, 2011	$183	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2011.	$(11,782)	$ —	$(1,360)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – High Yield Bond Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.55	$6.27	$4.57	$6.61	$6.88
Income From Investment Operations:
Net investment income	0.57	0.61	0.57	0.58	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	0.29	1.69	(2.04)	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.90	2.26	(1.46)	0.30
Less Distributions:
Distributions from net investment income	(0.58)	(0.62)	(0.56)	(0.58)	(0.57)
Net Asset Value, End of Period	$6.35	$6.55	$6.27	$4.57	$6.61
Total Return[1]	6.04%	15.06%	51.79%	(23.53)%	4.48%
Ratios to Average Net Assets:
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.03%	0.03%
Net investment income	8.75%	9.41%	11.01%	10.02%	8.20%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,886,499	$1,995,842	$1,609,205	$887,322	$843,319
Portfolio turnover	34%	37%	20%	16%	35%
1	Based on net asset value.
2	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities – High Yield Bond Portfolio

December 31, 2011

Assets:
Total investments in securities, at value including $16,682,856 of investments in an affiliated holding (Note 5) (identified cost $1,826,577,577)		$1,854,405,273
Income receivable		38,104,765
Receivable for shares sold		7,500,000
TOTAL ASSETS		1,900,010,038
Liabilities:
Payable for shares redeemed	$26,000
Income distribution payable	13,424,918
Payable to adviser (Note 5)	1,102
Payable for Directors'/Trustees' fees	848
Accrued expenses	57,964
TOTAL LIABILITIES		13,510,832
Net assets for 297,031,671 shares outstanding		$1,886,499,206
Net Assets Consist of:
Paid-in capital		$1,873,435,655
Net unrealized appreciation of investments		27,827,696
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(15,125,038)
Undistributed net investment income		360,893
TOTAL NET ASSETS		$1,886,499,206
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,886,499,206 ÷ 297,031,671 shares outstanding, no par value, unlimited shares authorized		$6.35

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations – High Yield Bond Portfolio

Year Ended December 31, 2011

Investment Income:
Interest			$167,675,726
Dividends (including $30,744 received from an affiliated holding (Note 5))			341,246
TOTAL INCOME			168,016,972
Expenses:
Administrative fee (Note 5)		$1,498,783
Custodian fees		69,460
Transfer and dividend disbursing agent fees and expenses		15,039
Directors'/Trustees' fees		15,421
Auditing fees		28,725
Legal fees		6,969
Portfolio accounting fees		202,865
Printing and postage		10,893
Insurance premiums		9,188
Miscellaneous		8,738
TOTAL EXPENSES		1,866,081
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,498,783)
Reimbursement of other operating expenses	(367,298)
TOTAL WAIVER AND REIMBURSEMENT		(1,866,081)
Net expenses			—
Net investment income			168,016,972
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			50,595,913
Net change in unrealized appreciation of investments			(104,874,354)
Net realized and unrealized loss on investments			(54,278,441)
Change in net assets resulting from operations			$113,738,531

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets – High Yield Bond Portfolio

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$168,016,972	$174,413,460
Net realized gain on investments	50,595,913	1,175,272
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(104,874,354)	81,088,327
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	113,738,531	256,677,059
Distributions to Shareholders:
Distributions from net investment income	(172,505,203)	(180,820,404)
Share Transactions:
Proceeds from sale of shares	240,058,657	536,950,223
Net asset value of shares issued to shareholders in payment of distributions declared	8,141,279	12,820,982
Cost of shares redeemed	(298,775,834)	(238,991,030)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(50,575,898)	310,780,175
Change in net assets	(109,342,570)	386,636,830
Net Assets:
Beginning of period	1,995,841,776	1,609,204,946
End of period (including undistributed net investment income of $360,893 and $320,562, respectively)	$1,886,499,206	$1,995,841,776

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements – High Yield Bond Portfolio

December 31, 2011

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund's portfolio consists primarily of lower-rated, corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Annual Shareholder Report transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$2,780,734	$2,772,000
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$700,000	$420,000
CVC Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$988,731	$1,066,127
General Motors Co. Escrow Shares	4/21/2011	$264,901	$190,500
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	36,857,254	83,555,328
Shares issued to shareholders in payment of distributions declared	1,250,218	2,000,660
Shares redeemed	(45,874,569)	(37,295,950)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,767,097)	48,260,038

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards, defaulted securities and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,844,584)	$4,528,562	$316,022

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$172,505,203	$180,820,404

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,158,737
Net unrealized appreciation	$38,061,847
Capital loss carryforwards and deferrals	$(26,157,033)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.

At December 31, 2011, the cost of investments for federal tax purposes was $1,816,343,426. The net unrealized appreciation of investments for federal tax purposes was $38,061,847. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,689,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $66,627,501.

Annual Shareholder Report

At December 31, 2011, the Fund had a capital loss carryforward of $20,578,054 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2016	$1,695,355	NA	$1,695,355
2017	18,882,699	NA	18,882,699

The Fund used capital loss carryforwards of $40,801,012 to offset taxable capital gains realized during the year ended December 31, 2011. Additionally, capital loss carryforwards of $4,844,584 expired during the year ended December 31, 2011.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2011, for federal income tax purposes, post October losses of $5,578,979 were deferred to January 1, 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2011, the Adviser voluntarily reimbursed $367,298 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, FAS waived its entire fee of $1,498,783.

Interfund Transactions

During the year ended December 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,219 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2010	22,314,015
Purchases/Additions	481,843,166
Sales/Reductions	487,474,325
Balance of Shares Held 12/31/2011	16,682,856
Value	$16,682,856
Dividend Income	$30,744

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2011, were as follows:

Purchases	$641,430,880
Sales	$699,837,154

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited) – High Yield Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,013.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: May 2003	Principal Occupations: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

high yield bond portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

High Yield Bond Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31409N101

30175 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $126,250

Fiscal year ended 2010 - $99,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $121

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,676 and $0 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $344,831

Fiscal year ended 2010 - $367,703

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 10, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 10, 2012